DEFERRED TAX	12 Months Ended
Dec. 31, 2022
Disclosure Of Deferred Tax [Abstract]
DEFERRED TAX	DEFERRED TAX
Deferred tax assets and liabilities are offset when they relate to the same fiscal authority, and there is a legally enforceable right to offset current tax assets against current tax liabilities.

Deferred tax assets and liabilities are presented on a gross basis in the consolidated statement of financial position for amounts attributable to different tax jurisdictions which cannot be offset. Deferred tax assets and liabilities are presented net on a consolidated basis within a tax jurisdiction when there is a legally enforceable right to fiscal consolidation. As at December 31, 2022, deferred tax is presented on a gross basis in the consolidated statement of financial position.
The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	As At December 31,
	2022	2021
Deferred tax asset	5,832	7,028
Deferred tax liability	(2,179)	—
Deferred tax asset, net	3,653	7,028
The change in the deferred income tax account is as follows:

	As At December 31,
	2022	2021
Deferred tax , net at the beginning of the period	7,028	5,778
Business combination (Note 5)	(4,008)	—
Credited to the consolidated statement of comprehensive income	1,012	1,770
Translation differences	(379)	(520)
Deferred tax, net at the end of the period	3,653	7,028
Deferred taxes are calculated on temporary differences under the liability method using the principal tax rate within the relevant jurisdiction. The balance is comprised of the following:

	As At December 31,
	2022	2021
Intangible assets - deferred tax assets	5,742	6,481
Intangible assets - deferred tax liability	(3,151)	—
Trading losses and other allowances	1,062	547
Net deferred tax assets	3,653	7,028

At December 31, 2022, the Group had unutilized trading losses and other allowances of $39,987 of which $34,129 were not recognized based on management’s performance projections for 2023 - 2027 and the related ability to utilize the tax losses resulting in a recognition of a deferred tax asset of $1,062.

At December 31, 2022, the Group had unutilized capital allowances of $73,079 related to intangible assets, of which $27,035 were not recognized based on management’s performance projections for 2023 – 2027 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $5,742.

At December 31, 2022, deferred tax liability amounted to $2,179 and related to intangible assets acquired as a part of Roto Sports acquisition (Note 5).

At December 31, 2021, the Group had unutilized trading losses and other allowances of $31,508 of which $20,576 were not recognized based on management’s performance projections for 2022 – 2026 and the related ability to utilize the tax losses resulting in deferred tax asset recognition of $547.

At December 31, 2021, the Group had unutilized capital allowances of $93,409 related to intangible assets, a net increase of $28,000 during the year as a result of a step up in the intangible assets' value after the public offering in July 2021. A balance of $41,554 was not recognized based on management’s performance projections for 2022 – 2026 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $6,481.